OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT LIABILITIES
Schedule of other non-financial liabilities

in € thousand	12/31/2023	12/31/2022
Personnel related accruals	3,175	2,700
Tax related accruals	1,348	1,481
Audit related accruals	1,297	286
Miscellaneous other current liabilities	7,294	4,239
Total other current liabilities	13,113	8,706